Goodwill (Tables)	12 Months Ended
Dec. 31, 2014
Goodwill
Schedule of changes in the carrying amount of goodwill

	2012	2013	2014
	$	$	$
Balance as of January 1	40,152,022	40,215,987	40,610,620
Goodwill recognized upon acquisition	—	—
Exchange rate translation	63,965	394,633	(47,545)

Balance as of December 31	40,215,987	40,610,620	40,563,075

	As of December 31,
	2013	2014
	$	$
Goodwill, gross	458,432,924	458,385,379
Accumulated impairment charge	(417,822,304)	(417,822,304)

Goodwill, net	40,610,620	40,563,075